Segment Information, Financial Information of Reportable Segments (Details) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) Customer Segment		Dec. 31, 2019 USD ($) Customer		Dec. 31, 2018 USD ($) Customer
Segment Information [Abstract]
Number of reportable segments | Segment										3
Segment Information [Abstract]
Net sales		$ 105,285	$ 104,174	$ 104,963	$ 90,689	$ 80,222	$ 96,800	$ 93,339	$ 91,628	$ 405,111		$ 361,989		$ 332,683
Gross profit		52,316	$ 48,307	$ 47,936	$ 41,431	12,654	$ 42,952	$ 41,071	$ 40,440	189,990		137,117		142,617
Operating income (loss)										64,427		27,230		48,542
Interest expense, net										13,487		14,435		14,819
Investment income										(198)		(2,648)		(424)
Loss on extinguishment of debt										0		1,308		2,384
Net periodic benefit (income) cost, excluding service cost										989		(4,961)		131
Income before income taxes										50,149		19,096		31,632
Capital expenditures										6,135		4,815		2,267
Depreciation and amortization										5,018		4,089		3,110
Assets		496,049				457,398				496,049		457,398
Zig-Zag Products [Member]
Segment Information [Abstract]
Gross profit										78,278		59,414		57,050
Operating income (loss)										61,932		45,086		42,657
Assets		206,900				145,167				206,900		145,167
Stoker's Products [Member]
Segment Information [Abstract]
Gross profit										61,764		52,620		46,541
Operating income (loss)										45,042		35,008		28,971
Assets		133,016				127,139				133,016		127,139
NewGen Products [Member]
Segment Information [Abstract]
Net sales										156,433		153,362		131,145
Corporate Unallocated [Member]
Segment Information [Abstract]
Operating income (loss)	[1]									(48,348)	[2]	(32,235)	[2]	(29,838)
Operating costs related to PMTA										14,400		2,200
Assets	[3]	65,017				94,193				65,017		94,193
Reportable Segments [Member] | Zig-Zag Products [Member]
Segment Information [Abstract]
Net sales										132,812		108,733		111,507
Gross profit										78,278		59,414		57,050
Operating income (loss)										61,932		45,086		42,657
Capital expenditures										0		0		0
Depreciation and amortization										182		0		0
Assets		206,900				145,167				206,900		145,167
Reportable Segments [Member] | Stoker's Products [Member]
Segment Information [Abstract]
Net sales										115,866		99,894		90,031
Gross profit										61,764		52,620		46,541
Operating income (loss)										45,042		35,008		28,971
Capital expenditures										5,815		2,823		1,559
Depreciation and amortization										2,215		1,608		1,360
Assets		133,016				127,139				133,016		127,139
Reportable Segments [Member] | NewGen Products [Member]
Segment Information [Abstract]
Net sales										156,433		153,362		131,145
Gross profit										49,948		25,083		39,026
Operating income (loss)										5,801		(20,629)		6,752
Capital expenditures										320		1,992		708
Depreciation and amortization										2,621		2,481		$ 1,750
Assets		$ 91,116				$ 90,899				$ 91,116		$ 90,899
Revenues [Member] | Customer Concentration Risk [Member]
Segment Information [Abstract]
Number of customers accounting for more than 10% of sales | Customer										0		0		0

[1]	Includes corporate costs that are not allocated to any of the three reportable segments.
[2]	Includes costs related to PMTA of $14.4 million and $2.2 million in 2020 and 2019, respectively.
[3]	Includes assets not assigned to the three reportable segments. All goodwill has been allocated to the reportable segments.